Other assets	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Other assets	Other assets
The following table provides the components of other assets presented on the consolidated balance sheet.

Other assets	Dec. 31,
(in millions)	2024	2023
Corporate/bank-owned life insurance	$5,552	$5,480
Accounts receivable (a)	4,931	6,567
Tax credit investments	2,821	2,186
Software	2,676	2,430
Prepaid pension assets	2,035	1,818
Fails to deliver	1,292	1,514
Assets of consolidated investment management funds	891	526
Equity method investments	852	873
Fair value of hedging derivatives	781	236
Prepaid expense	736	737
Other equity investments (b)	679	741
Federal Reserve Bank stock	478	480
Cash collateral receivable on derivative transactions	292	621
Income taxes receivable	255	270
Seed capital (c)	196	232
Other (d)	1,223	1,198
Total other assets	$25,690	$25,909
(a)    Includes receivables for securities sold or matured that have not yet settled.
(b)    Includes strategic equity, private equity and other investments.
(c)    Includes investments in BNY funds that hedge deferred incentive awards.
(d)    At Dec. 31, 2024 and Dec. 31, 2023, other assets include $57 million and $7 million, respectively, of Federal Home Loan Bank stock, at cost.
Non-readily marketable equity securities

Non-readily marketable equity securities do not have readily determinable fair values. These investments are valued using a measurement alternative where the investments are carried at cost, less any impairment, and plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. The observable price changes are recorded in investment and other revenue on the consolidated income statement. Our non-readily marketable equity securities totaled $413 million at Dec. 31, 2024 and $479 million at Dec. 31, 2023, and are included in other equity investments in the table above.

The following table presents the adjustments on the non-readily marketable equity securities.

Adjustments on non-readily marketable equity securities				Life-to-date
(in millions)	2024	2023	2022
Upward adjustments	$1	$52	$125	$336
Downward adjustments	(2)	(41)	(8)	(55)
Net adjustments	$(1)	$11	$117	$281
Tax credit investments

Tax credit investments include affordable housing projects and renewable energy investments. We invest in affordable housing projects primarily to satisfy the Company’s requirements under the Community Reinvestment Act. We invest in renewable energy projects to receive an expected after-tax return, which consists of allocated renewable energy tax credits, tax deductions and cash distributions based on the operations of the project. On Jan. 1, 2024, we adopted ASU 2023-02, Investments—Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method for our renewable energy projects that met the eligibility criteria. See Note 2 for additional information.

Our tax credit investments totaled $2.8 billion at Dec. 31, 2024 and $2.2 billion at Dec. 31, 2023. Commitments to fund future investments totaled $951 million at Dec. 31, 2024 and $780 million at Dec. 31, 2023 and are recorded in other liabilities on the consolidated balance sheet. A summary of the commitments to fund future investments is as follows: 2025 – $455 million; 2026 – $113 million; 2027 – $103 million; 2028 – $79 million; 2029 – $31 million; and 2030 and thereafter – $170 million.
Tax credits and other tax benefits recognized were $418 million in 2024, $373 million in 2023 and $325 million in 2022.
Amortization expense included in the provision for income taxes was $343 million in 2024, $293 million in 2023 and $255 million in 2022.
Investments valued using net asset value (“NAV”) per share

In our Investment and Wealth Management business segment, we make seed capital investments in certain funds we manage. We also hold private equity investments, primarily small business investment companies (“SBICs”), which are compliant with the Volcker Rule, and certain other corporate investments. Seed capital, private equity and other corporate investments are included in other assets on the consolidated balance sheet. The fair value of certain of these investments was estimated using the NAV per share for our ownership interest in the funds.
The table below presents information on our investments valued using NAV.

Investments valued using NAV	Dec. 31, 2024		Dec. 31, 2023
(in millions)	Fair value	Unfunded commitments	Fair value	Unfunded commitments
Seed capital (a)	$7	$—	$3	$—
Private equity investments (b)	137	59	143	42
Other	8	—	7	—
Total	$152	$59	$153	$42
(a)    Seed capital investments at Dec. 31, 2024 are generally redeemable on request. Distributions are received as the underlying investments in the funds, which have redemption notice periods of up to seven days, are liquidated.
(b)    Private equity investments primarily include Volcker Rule-compliant investments in SBICs that invest in various sectors of the economy. Private equity investments do not have redemption rights. Distributions from such investments will be received as the underlying investments in the private equity investments, which have a life of 10 years, are liquidated.